Brad A. Green To Call Writer Directly: +1 212 446 4839 brad.green@kirkland.com	601 Lexington Avenue New York, NY 10022 United States +1 212 446 4800 www.kirkland.com	Facsimile: +1 212 446 4900

November 7, 2022

By EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	BBR ALO Fund, LLC Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen,

BBR ALO Fund, LLC, a Delaware limited liability company (the “Fund”), has today filed with the Securities and Exchange Commission a preliminary proxy statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended.

We note that the Fund intends to distribute copies of the definitive proxy statement for the special meeting of shareholders, together with a notice of special meeting of shareholders and proxy card, to its shareholders on or about November 22, 2022.

* * * * * * *

If you have any questions, please feel free to contact the undersigned by telephone at 212.446.4839 (or by email at brad.green@kirkland.com) or Kim Kaufman by telephone at 212.909.3148 (or by email at kim.kaufman@kirkland.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Brad A. Green
Brad A. Green

cc:	Kim Kaufman, Kirkland & Ellis LLP

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